Fair Value - Quantitative Summary of Key Assumptions Used in Valuation of MSRs as of Dates Presented, and Effect on Estimated Fair Value from Adverse Changes in Those Inputs (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at end of period	$ 64,136,000	$ 66,584,000	$ 57,358,000	$ 26,452,000
UPB of underlying mortgage loans, Fair Value	$ 5,763,957,000	$ 6,458,684,000
Weighted-average annual servicing fee rate (in basis points), Fair value input	0.25%	0.25%
Weighted-average note interest rate, Fair value	4.70%	4.70%
Carrying value, Amortized cost	$ 592,431,000	$ 393,157,000	$ 300,422,000
UPB of underlying mortgage loans, Amortized cost	$ 50,539,707,000	$ 35,841,654,000
Weighted-average annual servicing fee rate (in basis points), Amortized cost	0.25%	0.26%
Weighted-average note interest rate, Amortized cost	3.80%	3.90%
Pricing Spread [Member] | Effect On Value Of Five Percentage Adverse Change
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Effect on value of percentage adverse change, Fair value input	$ (979,000)	$ (944,000)
Effect on value of percentage adverse change, Amortized cost	(10,018,000)	(6,411,000)
Pricing Spread [Member] | Effect On Value Of Ten Percentage Adverse Change
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Effect on value of percentage adverse change, Fair value input	(1,929,000)	(1,862,000)
Effect on value of percentage adverse change, Amortized cost	(19,738,000)	(12,635,000)
Pricing Spread [Member] | Effect On Value Of Twenty Percentage Adverse Change
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Effect on value of percentage adverse change, Fair value input	(3,748,000)	(3,621,000)
Effect on value of percentage adverse change, Amortized cost	(38,330,000)	(24,553,000)
Prepayment Speed [Member] | Effect On Value Of Five Percentage Adverse Change
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Effect on value of percentage adverse change, Fair value input	(1,379,000)	(1,793,000)
Effect on value of percentage adverse change, Amortized cost	(9,436,000)	(8,159,000)
Prepayment Speed [Member] | Effect On Value Of Ten Percentage Adverse Change
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Effect on value of percentage adverse change, Fair value input	(2,704,000)	(3,502,000)
Effect on value of percentage adverse change, Amortized cost	(18,578,000)	(16,024,000)
Prepayment Speed [Member] | Effect On Value Of Twenty Percentage Adverse Change
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Effect on value of percentage adverse change, Fair value input	(5,202,000)	(6,692,000)
Effect on value of percentage adverse change, Amortized cost	(36,037,000)	(30,938,000)
Cost of Servicing [Member] | Effect On Value Of Five Percentage Adverse Change
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Effect on value of percentage adverse change, Fair value input	(555,000)	(470,000)
Effect on value of percentage adverse change, Amortized cost	(4,650,000)	(2,742,000)
Cost of Servicing [Member] | Effect On Value Of Ten Percentage Adverse Change
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Effect on value of percentage adverse change, Fair value input	(1,110,000)	(940,000)
Effect on value of percentage adverse change, Amortized cost	(9,300,000)	(5,484,000)
Cost of Servicing [Member] | Effect On Value Of Twenty Percentage Adverse Change
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Effect on value of percentage adverse change, Fair value input	(2,220,000)	(1,880,000)
Effect on value of percentage adverse change, Amortized cost	$ (18,600,000)	$ (10,968,000)
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value inputs, Pricing spread	7.60%	7.20%
Estimated fair value inputs, Prepayment speed	6.80%	9.20%
Estimated fair value inputs, Annual per-loan cost of servicing	$ 77	$ 68
Amortized cost, Pricing spread	7.60%	7.20%
Amortized cost, Weighted average life (in years)	3 years 1 month 6 days	1 year 3 months 18 days
Amortized cost, Prepayment speed	6.70%	8.10%
Amortized cost, Annual per-loan cost of servicing	$ 78	$ 68
Minimum [Member] | Mortgage service rights [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value inputs, Weighted average life (in years)	3 years 2 months 12 days	2 years 6 months
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value inputs, Pricing spread	12.60%	10.20%
Estimated fair value inputs, Prepayment speed	24.20%	32.50%
Estimated fair value inputs, Annual per-loan cost of servicing	$ 79	$ 68
Amortized cost, Pricing spread	13.00%	10.70%
Amortized cost, Weighted average life (in years)	8 years 6 months	7 years 8 months 12 days
Amortized cost, Prepayment speed	25.70%	51.50%
Amortized cost, Annual per-loan cost of servicing	$ 79	$ 68
Maximum [Member] | Mortgage service rights [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value inputs, Weighted average life (in years)	7 years	6 years 1 month 6 days
Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value inputs, Pricing spread	7.60%	7.20%
Estimated fair value inputs, Prepayment speed	10.70%	13.20%
Estimated fair value inputs, Annual per-loan cost of servicing	$ 79	$ 68
Amortized cost, Pricing spread	7.60%	7.30%
Amortized cost, Weighted average life (in years)	8 years	7 years 2 months 12 days
Amortized cost, Prepayment speed	7.70%	9.60%
Amortized cost, Annual per-loan cost of servicing	$ 79	$ 68
Weighted Average [Member] | Mortgage service rights [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value inputs, Weighted average life (in years)	8 years	6 years 1 month 6 days